Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 366,000	$ 206,765	$ 282,588
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	92,385	93,077	90,216
Gain from sale of fixed assets	(2,832)	(4,433)	(8,710)
Gain on sale of power generating facility assets	(4,953)
Deferred income taxes	25,900	30,233	(24,560)
Pay-in-kind interest and accretion on notes receivable from affiliates	(15,837)	(13,642)	(11,936)
(Income) loss from affiliates	(35,356)	10,292	(30,707)
Dividends received from affiliates	14,444	11,340	785
Other investment income, net	(2,146)	(7,846)	(8,461)
Gain on sale of controlling interest in a subsidiary	(65,955)
Foreign currency exchange gain	(239)	(222)	(244)
Other, net	(296)	1,585	3,614
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(6,730)	(154,036)	(66,583)
Inventories	(81,280)	35,600	(64,943)
Other current assets	23,833	(12,642)	(18,167)
Current liabilities, exclusive of debt	44,165	(73,210)	93,246
Other, net	22,999	2,137	25,565
Net cash from operating activities	374,102	124,998	261,703
Cash flows from investing activities:
Purchase of short-term investments	(1,096,681)	(611,737)	(773,111)
Proceeds from the sale of short-term investments	876,313	625,414	755,141
Proceeds from the maturity of short-term investments	18,058	5,612	36,693
Capital expenditures	(121,178)	(149,652)	(158,755)
Proceeds from the sale of fixed assets	7,663	14,538	15,906
Proceeds from the sale of power generating facility assets	8,115
Investments in and advances to affiliates, net	(31,368)	(39,485)	(24,927)
Long-term notes receivable issued to affiliates	(1,179)	(17,531)	(81,231)
Principal payments received on long-term notes receivable from affiliates	1,300	81,397	1,139
Principal payments received on notes receivable	1,709	19,483	1,499
Purchase of long-term investments	(2,597)	(4,357)	(9,789)
Proceeds from the sale of controlling interest in a subsidiary	74,142
Other, net	1,200	(1,695)	(3,836)
Net cash from investing activities	(264,503)	(78,013)	(241,271)
Cash flows from financing activities:
Notes payable to banks, net	16,917	41,092	12,592
Proceeds from the issuance of long-term debt			32,682
Principal payments of long-term debt	(91,403)	(53,756)	(43,947)
Repurchase of common stock	(53,781)	(23,578)	(26,830)
Dividends paid			(14,376)
Other, net	(913)	(1,416)	(2,589)
Net cash from financing activities	(129,180)	(37,658)	(42,468)
Effect of exchange rate change on cash	985	(1,923)	(1,823)
Net change in cash and cash equivalents	(18,596)	7,404	(23,859)
Cash and cash equivalents at beginning of year	55,055	47,651	71,510
Cash and cash equivalents at end of year	$ 36,459	$ 55,055	$ 47,651